Average Annual Total Returns	Prospectus #2 Calvert Small-Cap Fund Russell 2000® Index One Year	Prospectus #2 Calvert Small-Cap Fund Russell 2000® Index Five Years	Prospectus #2 Calvert Small-Cap Fund Russell 2000® Index Ten Years	Prospectus #2 Calvert Small-Cap Fund Class A One Year	Prospectus #2 Calvert Small-Cap Fund Class A Five Years	Prospectus #2 Calvert Small-Cap Fund Class A Ten Years	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Small-Cap Fund Class C One Year	Prospectus #2 Calvert Small-Cap Fund Class C Five Years	Prospectus #2 Calvert Small-Cap Fund Class C Ten Years	Prospectus #2 Calvert Small-Cap Fund Class I One Year	Prospectus #2 Calvert Small-Cap Fund Class I Five Years	Prospectus #2 Calvert Small-Cap Fund Class I Ten Years	Prospectus #2 Calvert Small-Cap Fund Class R6 One Year	Prospectus #2 Calvert Small-Cap Fund Class R6 Five Years	Prospectus #2 Calvert Small-Cap Fund Class R6 Ten Years	Prospectus #2 Calvert Small-Cap Fund Class R6 Inception Date	Prospectus #3 Calvert Green Bond Fund ICE BofA Green Bond Index - Hedged USD One Year	Prospectus #3 Calvert Green Bond Fund ICE BofA Green Bond Index - Hedged USD Five Years	Prospectus #3 Calvert Green Bond Fund ICE BofA Green Bond Index - Hedged USD Life of Fund	Prospectus #3 Calvert Green Bond Fund Class A One Year	Prospectus #3 Calvert Green Bond Fund Class A Five Years	Prospectus #3 Calvert Green Bond Fund Class A Life of Fund	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions One Year	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions Life of Fund	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #3 Calvert Green Bond Fund Class I One Year	Prospectus #3 Calvert Green Bond Fund Class I Five Years	Prospectus #3 Calvert Green Bond Fund Class I Life of Fund	Prospectus #3 Calvert Green Bond Fund Class R6 One Year	Prospectus #3 Calvert Green Bond Fund Class R6 Five Years	Prospectus #3 Calvert Green Bond Fund Class R6 Life of Fund	Prospectus #3 Calvert Green Bond Fund Class R6 Inception Date
Total	(20.44%)	4.12%	9.01%	(20.52%)	5.06%	9.99%	(20.75%)	4.26%	8.27%	(11.92%)	3.93%	7.77%	(17.57%)	5.40%	9.91%	(15.91%)	6.48%	11.02%	(15.83%)	6.53%	11.05%	Feb. 01, 2019	(16.74%)	(0.48%)	1.25%	(15.87%)	(0.88%)	0.63%	(16.51%)	(1.66%)	(0.21%)	(9.38%)	(1.06%)	0.09%	(12.78%)	0.05%	1.31%	(12.72%)	0.11%	1.34%	Feb. 01, 2019